Pioneer Select Mid Cap Growth Fund

Schedule of Investments | August 31, 2021

Ticker Symbols: Class A PGOFX Class C GOFCX Class K PSMKX Class R PGRRX Class Y GROYX

Schedule of Investments | 8/31/21 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.8%
	COMMON STOCKS - 99.8% of Net Assets
	Aerospace & Defense - 0.5%
34,171	HEICO Corp.	$ 4,333,566
284,335	Spirit AeroSystems Holdings, Inc.	11,157,306
	Total Aerospace & Defense	$ 15,490,872
	Airlines - 0.3%
155,633(a)	Alaska Air Group, Inc.	$ 8,923,996
	Total Airlines	$ 8,923,996
	Banks - 0.7%
80,671	Signature Bank/New York NY	$ 20,920,411
	Total Banks	$ 20,920,411
	Beverages - 0.3%
122,001(a)	Celsius Holdings, Inc.	$ 9,974,802
	Total Beverages	$ 9,974,802
	Biotechnology - 4.9%
185,660(a)	Alnylam Pharmaceuticals, Inc.	$ 37,397,494
369,312(a)	Fate Therapeutics, Inc.	27,052,104
70,742(a)	Mirati Therapeutics, Inc.	12,007,040
49,256(a)	Moderna, Inc.	18,554,242
340,300(a)	Natera, Inc.	40,301,729
330,828(a)	Replimune Group, Inc.	10,507,097
	Total Biotechnology	$ 145,819,706
	Building Products - 2.4%
627,047	Johnson Controls International	$ 46,903,116
214,452(a)	Trex Co., Inc.	23,538,251
	Total Building Products	$ 70,441,367
	Capital Markets - 3.1%
100,446	MSCI, Inc.	$ 63,741,023
336,414	Tradeweb Markets, Inc.	29,271,382
	Total Capital Markets	$ 93,012,405
	Chemicals - 1.3%
80,315	Albemarle Corp.	$ 19,013,773
846,107	Element Solutions, Inc.	19,232,012
	Total Chemicals	$ 38,245,785
	Commercial Services & Supplies - 0.8%
166,070(a)	Copart, Inc.	$ 23,967,222
	Total Commercial Services & Supplies	$ 23,967,222
	Communications Equipment - 0.9%
114,715	Motorola Solutions, Inc.	$ 28,015,697
	Total Communications Equipment	$ 28,015,697
	Containers & Packaging - 0.5%
131,607	Crown Holdings, Inc.	$ 14,449,133
	Total Containers & Packaging	$ 14,449,133
	Distributors - 0.6%
36,903	Pool Corp.	$ 18,241,153
	Total Distributors	$ 18,241,153
	Diversified Consumer Services - 0.3%
203,407(a)	Terminix Global Holdings, Inc.	$ 8,467,833
	Total Diversified Consumer Services	$ 8,467,833
	Electrical Equipment - 4.7%
179,246(a)	Generac Holdings, Inc.	$ 78,326,917
413,584(a)	Plug Power, Inc.	10,777,999
51,381	Rockwell Automation, Inc.	16,721,946
414,896(a)	Sunrun, Inc.	18,359,148
635,492	Vertiv Holdings Co.	17,901,810
	Total Electrical Equipment	$ 142,087,820
	Electronic Equipment, Instruments & Components - 2.2%
127,001	CDW Corp.	$ 25,477,671
1,314,633(a)	Flex Ltd.	24,425,881
247,965(a)	II-VI, Inc.	15,616,836
	Total Electronic Equipment, Instruments & Components	$ 65,520,388
	Entertainment - 2.3%
154,467(a)	Live Nation Entertainment, Inc.	$ 13,392,289
104,278(a)	Roku, Inc.	36,747,567
86,241(a)	Spotify Technology S.A.	20,209,716
	Total Entertainment	$ 70,349,572
	Equity Real Estate Investment Trusts (REITs) - 0.3%
515,364(a)	Park Hotels & Resorts, Inc.	$ 9,864,067
	Total Equity Real Estate Investment Trusts (REITs)	$ 9,864,067
	Food & Staples Retailing - 0.7%
381,412(a)	BJ's Wholesale Club Holdings, Inc.	$ 21,610,804
	Total Food & Staples Retailing	$ 21,610,804
	Food Products - 1.5%
114,599	Bunge, Ltd.	$ 8,676,290
84,057	Hershey Co.	14,936,929
849,038(a)	Nomad Foods, Ltd.	22,406,113
	Total Food Products	$ 46,019,332
Shares		Value
	Health Care Equipment & Supplies - 5.7%
69,152(a)	DexCom, Inc.	$ 36,610,452
38,176(a)	IDEXX Laboratories, Inc.	25,721,462
108,765(a)	Insulet Corp.	32,391,304
78,622(a)	Penumbra, Inc.	21,617,119
188,970	ResMed, Inc.	54,901,454
	Total Health Care Equipment & Supplies	$ 171,241,791
	Health Care Providers & Services - 1.8%
76,909(a)	Amedisys, Inc.	$ 14,108,956
148,468(a)	Molina Healthcare, Inc.	39,903,745
	Total Health Care Providers & Services	$ 54,012,701
	Health Care Technology - 2.0%
51,020(a)	Teladoc Health, Inc.	$ 7,368,308
158,452(a)	Veeva Systems, Inc.	52,602,895
	Total Health Care Technology	$ 59,971,203
	Hotels, Restaurants & Leisure - 4.9%
711,670(a)	Brinker International, Inc.	$ 37,910,661
22,689(a)	Chipotle Mexican Grill, Inc.	43,184,654
330,621(a)	DraftKings, Inc.	19,602,519
144,004(a)	Penn National Gaming, Inc.	11,678,724
547,726	Wendy's Co.	12,608,653
58,990	Wingstop, Inc.	10,142,151
101,470(a)	Wynn Resorts Ltd.	10,318,484
	Total Hotels, Restaurants & Leisure	$ 145,445,846
	Household Durables - 1.0%
117,949	Dr Horton, Inc.	$ 11,278,284
82,575(a)	TopBuild Corp.	18,066,584
	Total Household Durables	$ 29,344,868
	Information Technology - 2.6%
621,534	Amphenol Corp.	$ 47,628,151
47,855	Lam Research Corp.	28,943,661
	Total Information Technology	$ 76,571,812
	Interactive Media & Services - 2.7%
173,170(a)	IAC/InterActiveCorp	$ 22,867,098
184,780(a)	Match Group, Inc.	25,396,163
250,014(a)	Pinterest, Inc.	13,893,278
141,881(a)	Twitter, Inc.	9,151,325
219,481(a)	Vimeo, Inc.	8,366,616
	Total Interactive Media & Services	$ 79,674,480
	Internet & Direct Marketing Retail - 0.4%
43,059(a)	Wayfair, Inc.	$ 12,088,814
	Total Internet & Direct Marketing Retail	$ 12,088,814
	IT Services - 8.3%
168,041(a)	Akamai Technologies, Inc.	$ 19,030,643
28,799	Booz Allen Hamilton Holding Corp.	2,358,926
89,683(a)	EPAM Systems, Inc.	56,752,299
536,209	Genpact, Ltd.	27,818,523
103,495	Global Payments, Inc.	16,832,427
89,802(a)	Okta, Inc.	23,671,807
6,000(a)	Shopify, Inc.	9,166,963
74,941(a)	Square, Inc.	20,089,434
123,302(a)	Twilio, Inc.	44,013,882
86,918(a)	WEX, Inc.	15,955,537
58,832(a)	Wix.com Ltd.	13,065,411
	Total IT Services	$ 248,755,852
	Leisure Products - 0.8%
247,090(a)	Peloton Interactive, Inc.	$ 24,755,947
	Total Leisure Products	$ 24,755,947
	Life Sciences Tools & Services - 4.9%
145,174(a)	10X Genomics, Inc.	$ 25,539,010
240,368	Agilent Technologies, Inc.	42,177,373
319,199	Bruker Corp.	28,188,464
94,393(a)	Charles River Laboratories International, Inc.	41,897,277
248,931(a)	Pacific Biosciences of California, Inc.	7,794,029
	Total Life Sciences Tools & Services	$ 145,596,153
	Machinery - 1.9%
170,016(a)	Middleby Corp.	$ 31,102,727
235,995	Oshkosh Corp.	27,040,307
	Total Machinery	$ 58,143,034
	Media - 0.2%
44,828	Nexstar Media Group, Inc.	$ 6,712,993
	Total Media	$ 6,712,993
	Metals & Mining - 0.7%
591,484	Freeport-McMoRan, Inc.	$ 21,524,103
	Total Metals & Mining	$ 21,524,103
	Multiline Retail - 0.9%
116,521	Dollar General Corp.	$ 25,973,696
	Total Multiline Retail	$ 25,973,696
Shares		Value
	Oil, Gas & Consumable Fuels - 0.2%
114,508(a)	Renewable Energy Group, Inc.	$ 5,544,477
	Total Oil, Gas & Consumable Fuels	$ 5,544,477
	Professional Services - 3.9%
1,782,481(a)	Clarivate Analytics Plc	$ 44,900,696
289,475(a)	CoStar Group, Inc.	24,530,112
154,523	Thomson Reuters Corp.	18,057,558
143,282	Verisk Analytics, Inc.	28,908,576
	Total Professional Services	$ 116,396,942
	Real Estate Management & Development - 1.0%
313,259(a)	CBRE Group, Inc.	$ 30,166,842
	Total Real Estate Management & Development	$ 30,166,842
	Road & Rail - 1.2%
314,054	TFI International, Inc.	$ 35,519,507
	Total Road & Rail	$ 35,519,507
	Semiconductors & Semiconductor Equipment - 5.2%
313,537(a)	Cohu, Inc.	$ 11,187,000
279,803	Marvell Technology, Inc.	17,121,145
352,737	Micron Technology, Inc.	25,996,717
155,944	MKS Instruments, Inc.	22,951,838
120,915	NXP Semiconductors NV	26,012,444
102,289(a)	Qorvo, Inc.	19,233,401
51,355(a)	SolarEdge Technologies, Inc.	14,881,652
120,583	Xilinx, Inc.	18,761,509
	Total Semiconductors & Semiconductor Equipment	$ 156,145,706
	Software - 15.6%
83,511(a)	ANSYS, Inc.	$ 30,511,579
101,166(a)	Atlassian Corp. Plc	37,133,992
90,230(a)	Avalara, Inc.	16,214,331
121,792(a)	Crowdstrike Holdings, Inc.	34,223,552
167,570(a)	DocuSign, Inc.	49,640,937
109,736(a)	Guidewire Software, Inc.	12,999,327
22,532(a)	HubSpot, Inc.	15,422,478
495,792	NortonLifeLock, Inc.	13,168,236
83,861(a)	Palo Alto Networks, Inc.	38,663,275
36,793(a)	Paycom Software, Inc.	17,988,098
41,403(a)	RingCentral, Inc.	10,444,321
41,813(a)	ServiceNow, Inc.	26,912,519
155,404(a)	Splunk, Inc.	23,756,609
196,525	SS&C Technologies Holdings, Inc.	14,869,081
188,527(a)	Synopsys, Inc.	62,636,210
340,890(a)	Trade Desk, Inc.	27,288,245
292,867(a)	Zendesk, Inc.	36,198,361
	Total Software	$ 468,071,151
	Specialty Retail - 3.7%
17,556(a)	AutoZone, Inc.	$ 27,196,877
104,007(a)	Burlington Stores, Inc.	31,149,056
174,625(a)	Floor & Decor Holdings, Inc.	21,531,263
190,554(a)	GrowGeneration Corp.	6,095,823
36,370(a)	Ulta Beauty, Inc.	14,086,465
151,277(a)	Victoria's Secret & Co.	10,029,665
	Total Specialty Retail	$ 110,089,149
	Textiles, Apparel & Luxury Goods - 1.9%
81,436(a)	Lululemon Athletica, Inc.	$ 32,588,244
500,923(a)	Skechers U.S.A., Inc.	25,261,547
	Total Textiles, Apparel & Luxury Goods	$ 57,849,791
	TOTAL COMMON STOCKS
	(Cost $1,763,336,992)	$ 2,991,019,223
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.8%
	(Cost $1,763,336,992)	$ 2,991,019,223
	OTHER ASSETS AND LIABILITIES - 0.2%	$ 4,642,750
	NET ASSETS - 100.0%	$ 2,995,661,973

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of August 31, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,991,019,223	$ –	$ –	$ 2,991,019,223
Total Investments in Securities	$ 2,991,019,223	$ –	$ –	$ 2,991,019,223

For the nine months ended August 31, 2021, there were no transfers in or out of Level 3.